Loss Per Share	6 Months Ended
Jun. 30, 2025
Loss Per Share
Loss Per Share

22.  Loss Per Share

Basic loss per share and diluted loss per share have been calculated in accordance with ASC 260 on computation of earnings per share for the six months ended June 30, 2024 and 2025 as follows:

	Six Months Ended June 30,
	2024	2025
	(Unaudited)	(Unaudited)
Numerator:
Net loss	(10,230,560)	(11,744,834)
Accretion on redeemable non-controlling interests to redemption value	(162,546)	(292,864)
Net loss attributable to non-controlling interests	8,818	5,330
Net loss attributable to ordinary shareholders of NIO Inc. for basic/dilutive net loss per share	(10,384,288)	(12,032,368)
Denominator:
Weighted-average number of ordinary shares outstanding – basic and diluted	2,047,257,903	2,162,319,854
Basic and diluted net loss per share attributable to ordinary shareholders of NIO Inc.	(5.07)	(5.56)

For the six months ended June 30, 2024 and 2025, the Company had potential ordinary shares, including non-vested restricted shares, option granted and convertible notes. As the Group incurred losses for the six months ended June 30, 2024 and 2025, these potential ordinary shares were anti-dilutive and excluded from the calculation of diluted net loss per share of the Company. The weighted average numbers of these potential ordinary shares outstanding are as following:

	Six Months Ended June 30,
	2024	2025
	(Unaudited)	(Unaudited)
Outstanding weighted average options granted	30,443,328	20,320,395
Convertible notes	54,564,150	51,646,031
Total	85,007,478	71,966,426